U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 30, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and the regulations thereunder, the Trust on behalf of its series, Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund, and Great Lakes Small Cap Opportunity Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 29, 2021, and filed electronically as Post-Effective Amendment No. 504 under the 1933 Act, and Amendment No. 505, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on July 27, 2021, (Accession No. 0000894189-21-004755).

If you have any questions or require further information, do not hesitate to contact me at (402) 926-8068.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Joseph M. Destache

Joseph M. Destache
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.